Personnel expenses and employee information	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Selected Operating Expenses and Additional Information	Personnel expenses and employee information
Personnel expenses for all payroll employees were as follows:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

Wages and salaries	1,492.8	1,777.9	2,124.4
Social security expenses	119.6	146.3	181.9
Pension and retirement expenses	100.8	122.0	152.5
Share-based payments	53.1	46.3	74.6
Personnel expenses	1,766.3	2,092.5	2,533.4

The average number of payroll employees in FTEs during 2019, 2018 and 2017 was 22,192, 18,204 and 15,136, respectively.
The average number of payroll employees in FTEs in our operations in the Netherlands during 2019, 2018 and 2017 was 11,376, 8,597 and 7,211, respectively. Both increases in 2019 compared to 2018 and in 2018 compared to 2017 in payroll employees in FTEs were in line with our business growth. In 2019 this increase was also the result of converting more temporary employees to payroll employees.
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

As of December 31	2017	2018	2019
(in FTE)

Customer Support	5,051	5,674	5,953
Manufacturing and Supply Chain Management	4,909	5,779	5,933
Strategic Supply Management	203	267	326
General & Administrative	1,517	1,701	1,898
Sales and Mature Products and Services	184	559	624
Research & Development	7,352	9,267	10,166
Total	19,216	23,247	24,900
Less: Temporary employees	2,997	3,203	1,681
Payroll employees	16,219	20,044	23,219